RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Amounts Receivable
SCHEDULE OF AMOUNTS RECEIVABLE
	June 30, 2022	December 31, 2021
Trade accounts receivable	$1,233,199	$951,314
Corporate taxes receivable	100,000	182,820
GST receivable	465,548	$272,993
	$1,798,747	$1,407,127